SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	83,228
Granted | shares	34,965
Exercised | shares	(34,298)
Forfeited | shares	(9,008)
Outstanding - end of the year | shares	74,887
RSUs exercisable at the end of the year | shares	0
Vested and expected to vest | shares	74,887
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 13.92
Granted | $ / shares	9.25
Exercised | $ / shares	14.79
Forfeited | $ / shares	5.38
Outstanding - end of the year | $ / shares	12.17
RSUs exercisable at the end of the year | $ / shares	0
Vested and expected to vest | $ / shares	$ 12.17
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 940
Outstanding - end of the year | $	428
RSUs exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 428